(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Investment Contracts with Discretionary Participating Features (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	€ 0	€ 0
Opening liabilities	22,332	21,594
Net opening balance, Investment contracts	22,332	21,594
Insurance revenue	(77)	(80)
Incurred claims and expenses	30	43
Onerous contract losses (and reversals)	2	0
Insurance service expenses	32	43
Investment components	0	0
Insurance service result	(45)	(37)
Insurance finance (income) / expenses	2,916	2,270
Cash flows	(2,744)	(2,525)
Net exchange differences	(1,177)	1,030
Net closing balance, Investment contracts	21,281	22,332
Closing assets	0	0
Closing liabilities	21,281	22,332
LFRC [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0	0
Opening liabilities	22,332	21,594
Net opening balance, Investment contracts	22,332	21,594
Insurance revenue	(77)	(80)
Incurred claims and expenses	0	0
Onerous contract losses (and reversals)	0	0
Insurance service expenses	0	0
Investment components	(3,109)	(2,934)
Insurance service result	(3,186)	(3,014)
Insurance finance (income) / expenses	2,916	2,270
Cash flows	394	452
Net exchange differences	(1,177)	1,030
Net closing balance, Investment contracts	21,278	22,332
Closing assets	0	0
Closing liabilities	21,278	22,332
LC [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0	0
Opening liabilities	0	0
Net opening balance, Investment contracts	0	0
Insurance revenue	0	0
Incurred claims and expenses	0	0
Onerous contract losses (and reversals)	2	0
Insurance service expenses	2	0
Investment components	0	0
Insurance service result	2	0
Insurance finance (income) / expenses	0	0
Cash flows	0	0
Net exchange differences	0	0
Net closing balance, Investment contracts	2	0
Closing assets	0	0
Closing liabilities	2	0
LFIC [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening assets	0	0
Opening liabilities	0	0
Net opening balance, Investment contracts	0	0
Insurance revenue	0	0
Incurred claims and expenses	30	43
Onerous contract losses (and reversals)	0	0
Insurance service expenses	30	43
Investment components	3,109	2,934
Insurance service result	3,139	2,977
Insurance finance (income) / expenses	0	0
Cash flows	(3,138)	(2,977)
Net exchange differences	0	0
Net closing balance, Investment contracts	1	0
Closing assets	0	0
Closing liabilities	€ 1	€ 0